SCHEDULE OF KEY COMPENSATION AWARDS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Director fees	$ 522,349	$ 370,094
Salaries	843,917	722,068
Share-based payments	2,106,906	2,475,949
Total	$ 3,473,172	$ 3,568,111